Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 242,875,000.00
Total Fee Amount	33,541.04
Total Offset Amount	0.00
Net Fee	$ 33,541.04
Offering Table N/A
Offset Table N/A	N/A